Exhibit 99.2

Remittance Dates:
March 24, 2008 through April 22, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: March 24, 2008 through April 22, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,347,221.11	$ 1,339,827.55
2	Small General Service	$0.00610	per kWh	$ 126,695.33	$ 126,389.37
3	General Service	$0.00305	per kWh	$ 716,568.23	$ 716,073.79
4	Large General Service	$0.00181	per kWh	$ 190,009.34	$ 189,940.17
5	Large Industrial Power Service	$0.15806	per kW	$ 119,669.29	$ 119,595.94
6	Interruptible Service	$0.04281	per kW	$ 4,791.89	$ 4,791.89
7	Economic As-Available Service	$0.00019	per kWh	$ 1.72	$ 1.72
8	Standby and Maintenance Service	$0.02477	per kW	$ 12,474.39	$ 12,474.39
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,464.72	$ 106,394.34
10	Total			$ 2,625,896.02	$ 2,615,489.16

11	Results of Annual Recociliation (if applicable):
The Servicer has calculated that an Excess Remittance in the amount of $2,819.09 was paid during the period July 23, 2007 through January 22, 2008 for billings rendered June 29, 2007 through December 31, 2007. Pursuant to Section 6.11(b) of the Servicing Agreement, the Servicer shall reduce the amount of each Daily Remittance which the Servicer subsequently remits to the General Subaccount for application to the amount of such Excess Remittance until the balance of such Excess Remittance has been reduced to zero.
12	Reconciliation Period: June 29, 2007 through December 31, 2007

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ 11,444,075.44	$ 11,436,906.44	$ -	$ 7,169.00
14	Small General Service	$ 894,791.75	$ 894,777.37	$ -	$ 14.38
15	General Service	$ 5,105,527.80	$ 5,106,222.60	$ 694.80	$ -
16	Large General Service	$ 1,261,324.43	$ 1,261,783.67	$ 459.24	$ -
17	Large Industrial Power Service	$ 731,545.76	$ 731,994.43	$ 448.67	$ -
18	Interruptible Service	$ 28,675.24	$ 28,675.24	$ -	$ -
19	Economic As-Available Service	$ 3,636.01	$ 3,636.01	$ -	$ -
20	Standby and Maintenance Service	$ 69,873.30	$ 69,873.30	$ -	$ -
21	Street and Outdoor Lighting	$ 639,784.04	$ 642,545.62	$ 2,761.58	$ -
22	Total	$ 20,179,233.77	$ 20,176,414.68	$ 4,364.29	$ 7,183.38

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,615,489.16
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,612,670.07

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ 2,819.09

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of April, 2008.

ENTERGY TEXAS, INC., as Servicer
By /s/ Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
April 23, 2008 through May 21, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: April 23, 2008 through May 21, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,300,610.38	$ 1,293,233.33
2	Small General Service	$0.00610	per kWh	$ 122,034.44	$ 121,747.79
3	General Service	$0.00305	per kWh	$ 742,458.72	$ 741,973.14
4	Large General Service	$0.00181	per kWh	$ 197,378.67	$ 197,326.34
5	Large Industrial Power Service	$0.15806	per kW	$ 120,586.03	$ 120,544.17
6	Interruptible Service	$0.04281	per kW	$ 4,404.43	$ 4,404.43
7	Economic As-Available Service	$0.00019	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.02477	per kW	$ 12,474.39	$ 12,474.39
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,278.03	$ 106,207.08
10	Total			$ 2,608,225.09	$ 2,597,910.67

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,597,910.67
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,597,910.67

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May, 2008.

ENTERGY TEXAS, INC., as Servicer
By /s/ Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
May 22, 2008 through June 20, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: May 22, 2008 through June 20, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 1,435,123.78	$ 1,426,983.73
2	Small General Service	$0.00610	per kWh	$ 129,716.66	$ 129,411.95
3	General Service	$0.00305	per kWh	$ 795,076.95	$ 794,556.98
4	Large General Service	$0.00181	per kWh	$ 208,172.92	$ 208,117.74
5	Large Industrial Power Service	$0.15806	per kW	$ 132,543.14	$ 132,497.15
6	Interruptible Service	$0.04281	per kW	$ 5,148.55	$ 5,148.55
7	Economic As-Available Service	$0.00019	per kWh	$ 2,408.33	$ 2,408.33
8	Standby and Maintenance Service	$0.02477	per kW	$ 12,358.71	$ 12,358.71
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 108,191.13	$ 106,121.84
10	Total			$ 2,828,740.17	$ 2,817,604.98

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,817,604.98
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,817,604.98

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of June, 2008.

ENTERGY TEXAS, INC., as Servicer
By Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
June 23, 2008 through July 21, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2007 through June 27, 2008
Remittance Dates: June 23, 2008 through July 21, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00396	per kWh	$ 2,128,958.41	$ 2,116,882.95
2	Small General Service	$0.00610	per kWh	$ 185,240.73	$ 184,805.61
3	General Service	$0.00305	per kWh	$ 949,236.67	$ 948,615.88
4	Large General Service	$0.00181	per kWh	$ 221,204.34	$ 221,145.73
5	Large Industrial Power Service	$0.15806	per kW	$ 117,384.84	$ 117,344.11
6	Interruptible Service	$0.04281	per kW	$ 5,119.74	$ 5,119.74
7	Economic As-Available Service	$0.00019	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.02477	per kW	$ 9,088.17	$ 9,088.17
9	Street and Outdoor Lighting	$0.01711	per kWh	$ 107,815.06	$ 105,753.00
10	Total			$ 3,724,047.96	$ 3,708,755.19

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,708,755.19
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,708,755.19

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of July, 2008.

ENTERGY TEXAS, INC., as Servicer
By Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
July 22, 2008 through August 20, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: July 22, 2008 through August 20, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 2,259,105.48	$ 2,246,291.83
2	Small General Service	$0.00574	per kWh	$ 130,388.79	$ 130,082.49
3	General Service	$0.00267	per kWh	$ 807,146.93	$ 806,619.07
4	Large General Service	$0.00159	per kWh	$ 197,895.47	$ 197,843.04
5	Large Industrial Power Service	$0.14144	per kW	$ 119,453.14	$ 119,411.67
6	Interruptible Service	$0.02812	per kW	$ 3,512.26	$ 3,512.26
7	Economic As-Available Service	$0.00034	per kWh	$ 1,055.13	$ 1,055.13
8	Standby and Maintenance Service	$0.01577	per kW	$ 11,227.05	$ 11,227.05
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 115,606.83	$ 113,395.72
10	Total			$ 3,645,391.08	$ 3,629,438.26

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,629,438.26
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,629,438.26

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of August, 2008.

ENTERGY TEXAS, INC., as Servicer
By Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
August 21, 2008 through September 18, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: August 21, 2008 through September 18, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 2,353,551.96	$ 2,340,202.61
2	Small General Service	$0.00574	per kWh	$ 166,313.96	$ 165,923.29
3	General Service	$0.00267	per kWh	$ 831,536.49	$ 830,992.68
4	Large General Service	$0.00159	per kWh	$ 201,601.94	$ 201,548.52
5	Large Industrial Power Service	$0.14144	per kW	$ 113,567.83	$ 113,528.44
6	Interruptible Service	$0.02812	per kW	$ 2,897.67	$ 2,897.67
7	Economic As-Available Service	$0.00034	per kWh	$ 797.99	$ 797.99
8	Standby and Maintenance Service	$0.01577	per kW	$ 7,895.21	$ 7,895.21
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 115,288.99	$ 113,083.99
10	Total			$ 3,793,452.04	$ 3,776,870.40

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,776,870.40
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,776,870.40

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of September, 2008.

ENTERGY TEXAS, INC., as Servicer
By Jay A. Lewis
Title: VP & CFO - Utility Operations